Trade receivables - Summary of trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade receivables	€ 34,550	€ 51,840
Loss allowance	(6,451)	(6,183)
Total trade receivables	€ 28,099	€ 45,657